Commitments and Contingencies (Details Narrative) $ in Thousands	1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended			9 Months Ended				10 Months Ended	11 Months Ended			12 Months Ended
	Jan. 28, 2022 USD ($)	Jan. 25, 2021 USD ($)	Mar. 25, 2021 USD ($)	Mar. 31, 2019	Apr. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jul. 02, 2021 USD ($)	Jun. 30, 2020	Sep. 30, 2022 USD ($)	Oct. 01, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2018	Oct. 18, 2019 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2022 USD ($)	Nov. 15, 2021 USD ($)	Aug. 31, 2021 USD ($)	Aug. 13, 2021 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding																	$ 176,802	$ 61,848	$ 10,685
Deposits for vessels acquisitions																	218,663	46,335
Other Assets, Noncurrent																	46,122	48,168
Contractual Obligation																	264,634
Initial direct costs																	15,778
Navios Libra [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description																ten-year
Vessel type																Panamax
Vessel capacity in DWT																82,011
Date of delivery																July 24, 2019
Increase (Decrease) in Deposits Outstanding																$ 5,540
Deposits for vessels acquisitions																										$ 2,770	$ 2,770
Other Assets, Noncurrent																	6,417
Navios Amitie and Navios Star [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description													ten-year
Increase (Decrease) in Deposits Outstanding													$ 12,328
Deposits for vessels acquisitions																			$ 10,034						$ 1,434
Other Assets, Noncurrent																	13,576
Number of vessels													2
Contractual Obligation																		$ 860
Navios Star [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Vessel type													Panamax
Vessel capacity in DWT													81,994
Date of delivery													June 10, 2021
Navios Amitie [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Vessel type													Panamax
Vessel capacity in DWT													82,002
Date of delivery													May 28, 2021
Three Capesize Vessels [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description		15-year
Vessel capacity in DWT		180,000
Date of delivery		September 21, 2022 and on November 17, 2022
Increase (Decrease) in Deposits Outstanding		$ 10,500
Deposits for vessels acquisitions											$ 1,750				$ 1,750							$ 5,250
Other Assets, Noncurrent																	2,149
Number of vessels		3
Contractual Obligation																	1,750
Date of expected delivery of vessel		first half of 2023
Capesize Vessel [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description			15-year
Vessel capacity in DWT			180,000
Increase (Decrease) in Deposits Outstanding			$ 3,500
Deposits for vessels acquisitions																						$ 1,750
Other Assets, Noncurrent																	2,089
Number of vessels			1
Contractual Obligation																	1,750
Date of expected delivery of vessel			first half of 2023
Four 5,300 TEU newbuilding containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding							$ 18,480
Deposits for vessels acquisitions																	61,600						$ 24,640
Number of vessels							4
Contractual Obligation																	43,120
Date of expected delivery of vessel							second half of 2023 and first half of 2024
Vessel capacity in TEU							5,300
Additions							$ 61,600
Repayment installments							3
Four 5,300 TEU newbuilding containerships [Member] | Second installment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions						$ 12,320
Four 5,300 TEU newbuilding containerships [Member] | Second installment for two vessels and third installment for the other two vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions																	24,640
Two 5,300 TEU newbuilding containerships [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding															$ 25,130
Deposits for vessels acquisitions																	43,978
Contractual Obligation																	37,695
Date of expected delivery of vessel															second half of 2023 and in 2024
Vessel capacity in TEU															5,300
Additions															$ 62,825
Repayment installments															4
Two 5,300 TEU newbuilding containerships [Member] | Exercise Of Option [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding										$ 18,480
Deposits for vessels acquisitions																	12,320				$ 12,320
Contractual Obligation																	43,120
Date of expected delivery of vessel										second half of 2024
Vessel capacity in TEU										5,300
Additions										$ 61,600
Repayment installments										3
Two 5,300 TEU newbuilding containerships [Member] | First instalment for two vessels [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions																				$ 12,565
Two 5,300 TEU newbuilding containerships [Member] | First installment for two vessels and second installment for one vessel [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions						18,848
Two 5,300 TEU newbuilding containerships [Member] | Second installment for one vessel [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions									$ 6,282
Two 5,300 TEU newbuilding containerships [Member] | Third installment for one vessel [Member]
Property, Plant and Equipment [Line Items]
Deposits for vessels acquisitions																	6,283
Navios Meridian [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT	82,010
Date of delivery	February 5, 2023
Increase (Decrease) in Deposits Outstanding	$ 6,860
Deposits for vessels acquisitions					$ 3,430												13,720							$ 3,430
Capitalizated installments																	6,860
Four Aframax/ LR2 newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT					115,000
Increase (Decrease) in Deposits Outstanding					$ 23,400
Deposits for vessels acquisitions									$ 25,063								25,063
Contractual Obligation																	35,100
Date of expected delivery of vessel					during 2024
Additions					$ 58,500
Repayment installments					4
Additional features					$ 4,158
Two newbuilding liquified natural gas dual fuel [Member]
Property, Plant and Equipment [Line Items]
Increase (Decrease) in Deposits Outstanding						92,408
Deposits for vessels acquisitions						$ 46,204											46,204
Contractual Obligation																	23,102
Date of expected delivery of vessel						second half of 2024
Vessel capacity in TEU						7,700
Additions						$ 115,510
Repayment installments						4
One Newbuilding Capesize Vessel [Member] | Bareboat charter-in contract [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description									15-year
Vessel capacity in DWT									180,000
Increase (Decrease) in Deposits Outstanding											$ 3,500
Deposits for vessels acquisitions									$ 1,750								1,845
Contractual Obligation																	1,750
Date of expected delivery of vessel									first half of 2023
Two Aframax/ LR2 newbuilding vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT														115,000
Increase (Decrease) in Deposits Outstanding														$ 24,200
Deposits for vessels acquisitions																	0
Contractual Obligation																	$ 36,300
Date of expected delivery of vessel														first half of 2025
Additions														$ 60,500
Repayment installments														4
Additional features														$ 4,158
Two newbuilding Japanese MR2 Product Tanker vessels [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description																	ten years
Vessel capacity in DWT																	52,000
Increase (Decrease) in Deposits Outstanding																	$ 18,000
Date of expected delivery of vessel																	second half of 2025 and the first half of 2026
Baghdad VLCC and Erbil VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description												12-year
Deposits for vessels acquisitions																	$ 2,484
Number of vessels												2
Baghdad VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT												313,433
Date of delivery												October 28, 2020
Erbil VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT												313,486
Date of delivery												February 17, 2021
Nave Electron VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description				12-year
Vessel capacity in DWT				313,239
Date of delivery				August 30, 2021
Deposits for vessels acquisitions																	1,957
Nave Celeste [Member] | Upon Acquisition Of Navios Acquisition [Member]
Property, Plant and Equipment [Line Items]
Lessee, Operating Lease, Description								12-year
Vessel capacity in DWT								313,418
Date of delivery								July 5, 2022
Deposits for vessels acquisitions																	$ 1,685